Income Taxes (Table) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	12 Months Ended
Mar. 31, 2023
Summary Of Components Of Pretax Income (Loss)
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
United States	$(33.5)	$20.4	$(26.4)
International	38.9	(9.2)	8.5

	$5.4	$11.2	$(17.9)

Summary Of Company's Current And Deferred Income Tax Provision
The Company’s current and deferred income tax provision are as follows:

	Year Ended March 31,
	2023	2022	2021

Current provision:	(Amounts in millions)
Federal	$3.1	$5.7	$3.8
States	(0.5)	3.2	8.1
International	10.0	7.2	3.5

Total current provision	12.6	16.1	15.4

Deferred provision:
Federal	0.5	0.9	1.0
States	(0.1)	0.3	0.9
International	1.3	—	—

Total deferred provision	1.7	1.2	1.9

Total provision for income taxes	$14.3	$17.3	$17.3

Summary Of Differences Between Income Tax Rates And The Income Tax Provision
The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Income taxes computed at Federal statutory rate	$1.1	$2.4	$(3.7)
Foreign operations subject to different income tax rates	5.0	7.1	5.1
State income tax	(0.6)	3.5	9.0
Remeasurements of originating deferred tax assets and liabilities	(4.7)	(9.2)	9.9
Permanent differences	2.1	—	(1.1)
Nondeductible share-based compensation	1.8	(2.7)	1.6
Nondeductible officers compensation	9.8	5.1	7.1
Non-controlling interest in partnerships	1.8	3.7	3.3
Foreign derived intangible income	(1.4)	—	(5.9)
Other	1.7	1.5	0.5
Changes in valuation allowance	(2.3)	5.9	(8.5)

Total provision for income taxes	$14.3	$17.3	$17.3